UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended				12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2022
Operating Activities:
Net income (loss)	$ (150.0)		$ (52.7)		$ (106.9)		$ (8.9)		$ (6.1)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	13.2		11.1		15.6		17.9		18.1
Amortization of films and television programs	1,053.3		948.1		1,347.8		1,649.3		1,497.5
Non-cash charge from the modification of an equity award (see Note 11)					49.2		0.0		0.0
Content impairments					12.8		5.9		0.0
Content and other impairments	25.8		0.0
Amortization of debt financing costs and other non-cash interest	21.9		19.6		25.1		21.8		46.5
Non-cash share-based compensation	46.9		53.6		62.5		73.4		70.2
Other non-cash items	25.0		29.3
Other amortization					46.0		59.9		82.5
Loss on extinguishment of debt	1.8		0.0		1.3		1.3		3.4
Equity interests (income) loss	(8.5)		(5.7)		(8.7)		(0.5)		3.0
Gain on investments, net	0.0		(2.7)		(3.5)		(44.0)		(1.3)
Deferred income taxes	6.1		0.7		(4.4)		1.6		1.2
Changes in operating assets and liabilities:
Proceeds from the termination of interest rate swaps					0.0		188.7		0.0
Accounts receivable, net	288.1		58.3		84.9		(136.7)		(33.0)
Investment in films and television programs, net	(1,546.1)		(700.8)		(1,120.5)		(1,568.4)		(1,750.1)
Other assets	(36.2)		(14.6)		16.5		(44.9)		(207.0)
Accounts payable and accrued liabilities	(143.7)		(86.9)		(48.8)		57.4		(40.6)
Content related payables	(10.1)		1.7		(24.5)		(10.7)		4.0
Deferred revenue	274.6		41.3		3.2		(24.5)		(4.8)
Participations and residuals	(81.9)		10.1		26.8		138.3		(73.4)
Due from Starz Business	(143.1)		91.1		114.5		(30.8)		(45.1)
Net Cash Flows Provided By (Used In) Operating Activities	(362.9)		401.5		488.9		346.1		(435.0)
Investing Activities:
Purchase of eOne, net of cash acquired (see Note 2)			(331.1)		(331.1)		0.0		0.0
Proceeds from the sale of equity method and other investments					5.2		46.3		1.5
Net proceeds from purchase price adjustments for eOne acquisition (see Note 3)	12.0		0.0
Proceeds from the sale of other investments	1.5		5.2
Distributions from equity method investees and other					0.8		1.9		7.2
Increase in loans receivable	0.0		(3.6)		(3.7)		0.0		(4.3)
Repayment of loans receivable	0.8
Capital expenditures					(9.9)		(6.5)		(6.1)
Investment in equity method investees and other	(2.0)		(11.3)		(13.3)		(17.5)		(14.0)
Acquisition of assets (film library and related assets)	(35.0)		0.0		0.0		0.0		(161.4)
Purchases of accounts receivables held for collateral	0.0		(85.6)		(85.5)		(183.7)		(172.9)
Receipts of accounts receivables held for collateral	0.0		105.7		105.7		190.8		169.3
Capital expenditures	(9.9)		(5.1)		(9.9)		(6.5)		(6.1)
Net Cash Flows Used In Investing Activities	(32.6)		(325.8)		(331.8)		31.3		(180.7)
Financing Activities:
Debt - borrowings, net of debt issuance and redemption costs					3,145.0		1,523.0		1,494.3
Settlement of financing component of interest rate swaps					0.0		(134.5)		(28.5)
Distributions to noncontrolling interest	(6.7)		(1.7)		(1.7)		(7.6)		(1.5)
Debt - borrowings, net of debt issuance costs	3,555.6		2,270.5
Debt - repurchases and repayments	(3,317.0)		(1,926.0)		(2,611.4)		(1,745.8)		(1,629.5)
Film related obligations - borrowings	1,494.9		1,072.9		1,820.8		1,584.7		1,083.0
Film related obligations - repayments	(1,582.3)		(1,317.7)		(1,942.9)		(956.5)		(272.6)
Purchase of noncontrolling interest	(7.4)		(0.6)		(194.6)		(36.5)		0.0
Parent net investment	(95.5)		(127.6)		(290.1)		(621.3)		(119.7)
Tax withholding required on equity awards	(18.7)		0.0
Proceeds from Business Combination, net	281.7		0.0
Net Cash Flows Provided By (Used In) Financing Activities	304.6		(30.2)		(74.9)		(394.5)		525.5
Net Change In Cash, Cash Equivalents and Restricted Cash	(90.9)		45.5		82.2		(17.1)		(90.2)
Foreign Exchange Effects on Cash, Cash Equivalents and Restricted Cash	(3.7)		0.5		0.8		(1.8)		(0.8)
Cash, Cash Equivalents and Restricted Cash - Beginning Of Period	334.4		251.4		251.4		270.3		361.3
Cash, Cash Equivalents and Restricted Cash - End Of Period	239.8		297.4		334.4		251.4		270.3
Starz Business of Lions Gate Entertainment Corp
Operating Activities:
Net income (loss)	(58.2)		(892.3)		(915.2)		(1,871.0)		(155.3)
Less: Net income (loss) from discontinued operations, net of tax	3.1		(88.4)		(110.6)		(535.1)		(125.3)
Net income (loss) from continuing operations, net of tax	(61.3)		(803.9)		(804.6)		(1,335.9)		(30.0)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	122.2		118.7		161.8		155.7		152.6
Amortization of films and television programs	520.4		472.5		626.5		645.0		593.0
Content impairments	(11.2)		187.2		213.1		87.6		0.0
Content and other impairments	7.1		3.8		5.4
Amortization of debt financing costs and other non-cash interest	2.6		2.4		3.2		3.9		3.9
Non-cash share-based compensation	13.7		20.3		24.6		25.7		28.0
Other amortization	5.6		5.7		7.5		9.2		10.1
Goodwill and intangible asset impairment	0.0		663.9		663.9		1,261.7		0.0
Loss on extinguishment of debt	4.9		(21.2)		(21.2)		(58.7)		24.8
Deferred income taxes	(2.7)		(95.1)		(60.5)		(25.1)		(1.8)
Changes in operating assets and liabilities:
Accounts receivable, net	(29.0)		(40.2)		(34.9)		(2.7)		(2.7)
Programming content	(652.5)	[1]	(554.1)	[1]	(747.5)	[2]	(915.5)	[2]	(865.8)	[2]
Other assets	2.5		1.4		(1.4)		(6.2)		(1.2)
Accounts payable and accrued liabilities	(36.6)		(2.4)		(79.6)		(12.9)		(23.6)
Residuals	(1.5)		0.4		2.2		7.0		2.1
Content related payables	(18.1)		74.1		32.3		(37.6)		24.2
Deferred revenue	5.9		4.8		5.9		0.1		7.1
Due to LG Studios Business	159.2		32.2		14.6		14.5		5.6
Net Cash Flows Provided By (Used In) Operating Activities - Continuing Operations	24.1		66.7		5.9		(184.2)		(73.7)
Net Cash Flows Used In Operating Activities - Discontinued Operations	(6.6)		(84.8)		(137.7)		(254.1)		(161.2)
Net Cash Flows Provided By (Used In) Operating Activities	17.5		(18.1)		(131.8)		(438.3)		(234.9)
Investing Activities:
Increase in the LG Studios Business loan receivable	(313.5)		0.0
Decrease in the LG Studios Business loan receivable	179.5		0.0
Proceeds from the sale of Pantaya					0.0		0.0		123.6
Capital expenditures	(13.7)		(15.2)		(20.4)		(34.3)		(19.8)
Net Cash Flows Used In Investing Activities - Continuing Operations	(147.7)		(15.2)		(20.4)		(34.3)		103.8
Net Cash Flows Used In Investing Activities - Discontinued Operations	0.0		(4.4)		(4.4)		(8.2)		(7.2)
Net Cash Flows Used In Investing Activities	(147.7)		(19.6)		(24.8)		(42.5)		96.6
Financing Activities:
Debt - borrowings, net of debt issuance and redemption costs	315.6		0.0		0.0		0.0		954.1
Debt - repurchases and repayments	(355.5)		(61.4)		(61.4)		(135.0)		(1,064.3)
Film related obligations - borrowings	197.1		189.7		189.7		103.9		95.3
Film related obligations - repayments	(121.5)		(212.5)		(272.5)		(116.5)		0.0
Other financing advances					0.0		0.0		75.0
Other financing repayments					0.0		0.0		(75.0)
Parent net investment	68.9		4.6		129.5		347.7		(70.9)
Net Cash Flows Provided By (Used In) Financing Activities - Continuing Operations	104.6		(79.6)		(14.7)		200.1		(85.8)
Net Cash Flows Provided By (Used In) Financing Activities - Discontinued Operations	2.8		91.6		146.7		228.0		171.1
Net Cash Flows Provided By (Used In) Financing Activities	107.4		12.0		132.0		428.1		85.3
Net Change In Cash, Cash Equivalents and Restricted Cash	(22.8)		(25.7)		(24.6)		(52.7)		(53.0)
Cash, Cash Equivalents and Restricted Cash - Beginning Of Period	37.0		61.6		61.6		114.3		167.3
Cash, Cash Equivalents and Restricted Cash - End Of Period	$ 14.2		$ 35.9		$ 37.0		$ 61.6		$ 114.3

[1]	Programming content additions for the nine months ended December 31, 2024 and 2023 includes $392.8 million and $645.3 million, respectively, from the licensing of program rights from the LG Studios Business (see Note 15).
[2]	Programming content additions for the fiscal years ended March 31, 2024 and 2023, and 2022 includes $494.0 million, $638.6 million and $565.7 million, respectively, from the licensing of program rights from the LG Studios Business (see Note 17).